Inventory, net - Additional Information (Detail) - Cara Therapeutics, Inc. - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 15, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 17, 2024
Inventory [Line Items]
Inventory write-down		$ 0	$ 0	$ 2,963
Vifor Fresenius Medical Care Renal Pharma Ltd agreement
Inventory [Line Items]
Certain assets, rights and liabilities sold					$ 900
Asset purchase agreement | CSL Vifor | Subsequent Event
Inventory [Line Items]
Certain assets, rights and liabilities sold	$ 900
Compensation paid for incremental future expenses	$ 3,000